Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	We have established processes to assess, identify, and manage material risks arising from cybersecurity threats. These processes are fully integrated into our overall risk management framework, ensuring a cohesive approach to identifying vulnerabilities and mitigating potential risks. Our cybersecurity risk management system is overseen by our cybersecurity committee, which is composed of senior system managers and senior system engineers, with updates provided to senior management and the board of directors.

To enhance our risk management capabilities, we, from time to time, engage third-party consultants, assessors, and auditors to perform regular cybersecurity assessments and penetration testing. These external experts provide valuable insights and recommendations, which are promptly addressed to strengthen our defenses.

We have implemented processes to monitor and oversee risks related to cybersecurity threats associated with third-party service providers. This includes conducting thorough due diligence during vendor selection and ongoing monitoring of their cybersecurity practices to ensure alignment with our standards.

Although we have not experienced any material cybersecurity incidents as of the date of this annual report, we remain vigilant to the evolving threat landscape. We continuously assess the potential impact of cybersecurity risks on our business strategy, operational results, and financial condition. Any material cybersecurity risks or incidents would be promptly disclosed in alignment with regulatory requirements.

We believe that our approach with respect to the management of cybersecurity risks reflects our commitment to safeguarding our operations, data, and stakeholder interests in the face of increasing cybersecurity challenges.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Role of Management [Text Block]	risk management capabilities